Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for Martyn Willsher ($)(1)	Compensation Actually Paid to Martyn Willsher ($)(1)(2)	Summary Compensation Table Total for Daniel Furbee ($)(1)	Compensation Actually Paid to Daniel Furbee ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return ($)(4)	Net Income (Loss) (in Thousands) ($)(5)
2025	3,944,707	3,846,709	1,898,298	1,630,145	1,451,366	1,384,917	76.17	43,968
2024	2,484,347	2,032,137			1,524,692	1,333,584	101.18	12,946
2023	2,401,494	995,765			1,522,280	1,255,976	67.46	392,750

(1)
The names of the PEOs reflected in these columns (i) for fiscal year 2025, are Martyn Willsher and Daniel Furbee, and (ii) for each of the other applicable fiscal years, is Martyn Willsher.

(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The names of each of the non-PEO NEOs reflected in these columns are (i) for fiscal year 2025, James Frew and Eric M. Willis, (ii) for fiscal year 2024, Daniel Furbee and Eric M. Willis, and (ii) for fiscal year 2023, James Frew and Daniel Furbee.

(4)
The Company TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

(5)
Represents the amount of net income (loss) reflected in the Company’s audited financial statements according to the generally accepted accounting principles in the United States, or GAAP, for each applicable fiscal year.

(6)
For fiscal year 2025, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	Martyn Willsher	Daniel Furbee	Average Non-PEO NEOs
Total Compensation Reported in 2025 Summary Compensation Table	$3,944,707	$1,898,298	$1,451,366
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	$(1,657,665)	$(1,038,349)	$(634,418)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	$—	$979,171	$507,432
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$—	$(388,105)	$(352,697)
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	$347,663	$—	$—
	Martyn Willsher	Daniel Furbee	Average Non-PEO NEOs
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	$1,771,098	$179,130	$413,234
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	$(559,093)	$—	$—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	$—	$—	$—
Total Adjustments	$(97,998)	$(268,153)	$(66,449)
Compensation Actually Paid for Fiscal Year 2025	$3,846,709	$1,630,145	$1,384,917

Named Executive Officers, Footnote
(1)
The names of the PEOs reflected in these columns (i) for fiscal year 2025, are Martyn Willsher and Daniel Furbee, and (ii) for each of the other applicable fiscal years, is Martyn Willsher.
(3)
The names of each of the non-PEO NEOs reflected in these columns are (i) for fiscal year 2025, James Frew and Eric M. Willis, (ii) for fiscal year 2024, Daniel Furbee and Eric M. Willis, and (ii) for fiscal year 2023, James Frew and Daniel Furbee.

Adjustment To PEO Compensation, Footnote
(6)
For fiscal year 2025, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	Martyn Willsher	Daniel Furbee	Average Non-PEO NEOs
Total Compensation Reported in 2025 Summary Compensation Table	$3,944,707	$1,898,298	$1,451,366
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	$(1,657,665)	$(1,038,349)	$(634,418)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	$—	$979,171	$507,432
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$—	$(388,105)	$(352,697)
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	$347,663	$—	$—
	Martyn Willsher	Daniel Furbee	Average Non-PEO NEOs
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	$1,771,098	$179,130	$413,234
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	$(559,093)	$—	$—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	$—	$—	$—
Total Adjustments	$(97,998)	$(268,153)	$(66,449)
Compensation Actually Paid for Fiscal Year 2025	$3,846,709	$1,630,145	$1,384,917

Non-PEO NEO Average Total Compensation Amount			$ 1,451,366	$ 1,524,692	$ 1,522,280
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,384,917	1,333,584	1,255,976
Adjustment to Non-PEO NEO Compensation Footnote
(6)
For fiscal year 2025, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2025, computed in accordance with Item 402(v) of Regulation S-K:

	Martyn Willsher	Daniel Furbee	Average Non-PEO NEOs
Total Compensation Reported in 2025 Summary Compensation Table	$3,944,707	$1,898,298	$1,451,366
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2025 Summary Compensation Table	$(1,657,665)	$(1,038,349)	$(634,418)
Plus, Year-End Fair Value of Awards Granted in 2025 that are Outstanding and Unvested	$—	$979,171	$507,432
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$—	$(388,105)	$(352,697)
Plus, Vesting Date Fair Value of Awards Granted in 2025 that Vested in 2025	$347,663	$—	$—
	Martyn Willsher	Daniel Furbee	Average Non-PEO NEOs
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2025 (From Prior Year-End to Vesting Date)	$1,771,098	$179,130	$413,234
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2025	$(559,093)	$—	$—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2025 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2025)	$—	$—	$—
Total Adjustments	$(97,998)	$(268,153)	$(66,449)
Compensation Actually Paid for Fiscal Year 2025	$3,846,709	$1,630,145	$1,384,917

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 76.17	101.18	67.46
Net Income (Loss)			43,968,000	12,946,000	392,750,000
PEO Name	Martyn Willsher	Daniel Furbee,
Martyn Willsher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,944,707	2,484,347	2,401,494
PEO Actually Paid Compensation Amount			3,846,709	$ 2,032,137	$ 995,765
Daniel Furbee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,898,298
PEO Actually Paid Compensation Amount			1,630,145
PEO | Martyn Willsher [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(97,998)
PEO | Martyn Willsher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,657,665)
PEO | Martyn Willsher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Martyn Willsher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Martyn Willsher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			347,663
PEO | Martyn Willsher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,771,098
PEO | Martyn Willsher [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(559,093)
PEO | Martyn Willsher [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Daniel Furbee [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(268,153)
PEO | Daniel Furbee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,038,349)
PEO | Daniel Furbee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			979,171
PEO | Daniel Furbee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(388,105)
PEO | Daniel Furbee [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Daniel Furbee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			179,130
PEO | Daniel Furbee [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Daniel Furbee [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,449)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(634,418)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			507,432
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(352,697)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			413,234
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount